Transactions With Related Parties (Details) - Schedule of Income (Expense) Recorded Due to Transactions With Related Parties - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income (Expense) Recorded Due to Transactions With Related Parties [Line Items]
Fee and commission income and expenses	$ 595,831	$ 547,066	$ 502,640
Other operating income and expenses	7,016	8,048	3,807
Group entities
Schedule of Income (Expense) Recorded Due to Transactions With Related Parties [Line Items]
Interest income and inflation-indexation adjustments	(21,891)	(9,081)	(45,542)
Fee and commission income and expenses	208,204	170,996	176,603
Net income (expense) from financial operations and net foreign exchange gain (loss)	(253,437)	329,701	233,651
Other operating income and expenses	21,210	3,755	964
Key personnel compensation and expenses	0	0	0
Administrative and other expenses	(109,924)	(123,221)	(95,561)
Associates entities
Schedule of Income (Expense) Recorded Due to Transactions With Related Parties [Line Items]
Interest income and inflation-indexation adjustments	119	2,581	1,471
Fee and commission income and expenses	(40,746)	(63,150)	87,987
Net income (expense) from financial operations and net foreign exchange gain (loss)	(23,732)	134,224	(162,980)
Other operating income and expenses	(383)	(588)	(734)
Key personnel compensation and expenses	0	0	0
Administrative and other expenses	(4,837)	(4,677)	(1,120)
Key personnel
Schedule of Income (Expense) Recorded Due to Transactions With Related Parties [Line Items]
Interest income and inflation-indexation adjustments	1,854	2,133	1,717
Fee and commission income and expenses	181	208	250
Net income (expense) from financial operations and net foreign exchange gain (loss)	0	0	0
Other operating income and expenses	0	0	0
Key personnel compensation and expenses	(47,241)	(41,598)	(43,941)
Administrative and other expenses	0	0	0
Other
Schedule of Income (Expense) Recorded Due to Transactions With Related Parties [Line Items]
Interest income and inflation-indexation adjustments	507	71	(41)
Fee and commission income and expenses	8,623	21	24
Net income (expense) from financial operations and net foreign exchange gain (loss)	0	0	0
Other operating income and expenses	0	0	0
Key personnel compensation and expenses	0	0	0
Administrative and other expenses	$ 0	$ 0	$ 0